Segment Information - Reconciliation (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Net income		$ 696,552	$ 696,552	$ 570,439
Income taxes		184		274
Income before income taxes		696,736		570,713
Depreciation and amortization		26,880		27,734
Impairment of long-lived assets		76,155		0
Unrealized gain on oil and gas derivative instruments (note 7)		(447,257)		(84,165)
Change in fair value of investment in listed equity securities		(295,048)		86,664
Other non-operating income/(losses)		(10,023)		71,431
Interest income		(954)		(57)
Interest expense		11,435		16,568
Gains on derivative instruments, net		(47,877)		(16,482)
Other financial items, net		3,607		(586)
Net income from equity method investments (note 16)		(3,009)		(157)
Net loss/(income) from discontinued operations (note 11)		82,352		(594,439)
Adjusted EBITDA		190,647		80,199
Vessels
Segment Reporting Information [Line Items]
Impairment of long-lived assets	$ 76,200
FLNG derivative
Segment Reporting Information [Line Items]
Unrealized gain on oil and gas derivative instruments (note 7)		$ (349,607)		$ (81,190)